Note 22 - Other Liabilities - Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Other Liabilities [Abstract]
Payroll and social security payable	$ 175,175	$ 153,009
Miscellaneous	27,651	23,255
Other current liabilities	$ 202,826	$ 176,264